Disposal and Closure of Subsidiaries and Branches	6 Months Ended
Jun. 30, 2022
Disposal and Closure of Subsidiaries and Branches [Abstract]
Disposal and closure of subsidiaries and branches

5. Disposal and closure of subsidiaries and branches

During the six months ended June 30, 2022, due to the impact of the COVID-19 pandemic, the Group closed under-performing learning centers and subsidiaries to reduce operating expense. Loss on disposal and closing of subsidiaries and branches amounting to RMB9,653 and RMB5,495 were recorded in the consolidated statements of comprehensive income (loss) for the six months ended June 30, 2022 and 2021, respectively.